INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Deferred tax liability, net	$ (759.2)	$ (715.5)	$ (762.7)
Deferred income tax expense	24.6	(65.5)	(55.2)
Loss carryforwards
INCOME TAXES
Deferred tax liability, net	98.8
Deferred income tax expense	0.9
Decommissioning obligations
INCOME TAXES
Deferred tax liability, net	37.6	15.6
Deferred income tax expense	(0.3)
Defined benefit plans
INCOME TAXES
Deferred tax liability, net	4.8	3.4
Deferred income tax expense	(3.1)		(2.3)
Contract assets.
INCOME TAXES
Deferred tax liability, net	(45.2)	(18.3)
Deferred income tax expense	13.8	(22.9)	(24.3)
Property, plant and equipment
INCOME TAXES
Deferred tax liability, net	(414.3)	(400.7)
Deferred income tax expense	8.3	(34.8)	(24.4)
Goodwill, intangible assets and other assets
INCOME TAXES
Deferred tax liability, net	(449.1)	(323.9)
Deferred income tax expense	19.2	(7.7)	7.4
Long-term debt and derivative financial instruments
INCOME TAXES
Deferred tax liability, net	(5.0)	(4.8)
Deferred income tax expense	0.7	3.9	(6.1)
Other
INCOME TAXES
Deferred tax liability, net	13.2	13.2
Deferred income tax expense	$ (14.9)	$ (4.0)	$ (5.5)